Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 0.3	$ 1.1	$ 1.6	$ 1.7